Stock-Based Compensation - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥) Point	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points settled for individuals retired	73,180
Points outstanding	2,732,318
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points granted	531,542
Stock-based compensation costs recognized | ¥	¥ 2,177	¥ 937	¥ 1,191